Taxation (Details) $ / shares in Units, ¥ in Millions, $ in Millions			12 Months Ended					24 Months Ended
		Apr. 01, 2019 HKD ($)	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 EUR (€)	Mar. 31, 2024 USD ($)	Mar. 31, 2025 CNY (¥)
Taxation [Line Items]
Percentage of statutory income tax rate			25.00%	25.00%	25.00%	25.00%
Rate of preferential tax								15.00%
Tax saving amount			$ 76,444		$ 135,991	$ (209,381)
Tax saving on net income per share (in Dollars per share) | $ / shares						$ 0.02
Rate of withholding tax			5.00%	5.00%
Foreign investor owns shares of FIE			25.00%	25.00%
Income tax paid					$ 859,882	$ 119,679
Income tax refund			246,771			126,413
Net operating loss			59,949		341,335			$ 341,335
Valuation allowance of deferred tax assets			91,847		121,016	90,991		121,016
Income taxes payable			11,614		11,668			11,668
Income tax recoverable	[1]		$ 452,598		696,531			696,531
Tax liability (in Yuan Renminbi) | ¥									¥ 0.1
High and New Technology Enterprise [Member]
Taxation [Line Items]
Rate of preferential tax			15.00%	15.00%
Tax saving amount						$ 209,381
CCSC Technology Group [Member]
Taxation [Line Items]
Net operating loss			556,651		733,431			733,431
Valuation allowance of deferred tax assets			$ 91,847		121,016			121,016
Hong Kong [Member]
Taxation [Line Items]
Profits tax rate		$ 2
Reduced tax rate		8.25%
Income tax rate			16.50%	16.50%
Net operating loss			$ 1,724,800		$ 1,011,604			1,011,604
Serbia [Member]
Taxation [Line Items]
Income tax rate			15.00%	15.00%
Netherlands [Member]
Taxation [Line Items]
Income tax rate			25.80%	25.80%	25.80%	25.80%
Netherlands [Member] | CCSC Interconnect NL [Member]
Taxation [Line Items]
Profits tax rate | €				€ 200,000			€ 395,000
Income tax rate			19.00%	19.00%			15.00%
PRC [Member]
Taxation [Line Items]
Percentage of statutory income tax rate			25.00%	25.00%
Net operating loss			$ 1,979,920		$ 1,162,802			$ 1,162,802
Foreign Investment Enterprise [Member]
Taxation [Line Items]
Percentage of dividends distributed			10.00%	10.00%

[1]	The Company’s Hong Kong subsidiaries, CCSC Technology Group and CCSC Interconnect HK, make income tax prepayments to Hong Kong based on estimated taxable income based on the preceding year’s taxable income. This payment is used to offset against the actual income tax liability which assessed by local tax authority at year-end based on actual taxable income generated by CCSC Technology Group and CCSC Interconnect HK. Any overpayment will be refundable in accordance with Hong Kong tax laws when the final income tax liability is determined based on actual taxable income generated during the year. The Company recorded income tax recoverable of $452,598 and $696,531 as of March 31, 2025 and 2024, respectively. The Company received tax refunds of $246,771, nil and $126,413 for the years ended March 31, 2025, 2024 and 2023.